Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 451,858	$ 457,148
Acquired goodwill	7,554	2,469
Adjustment to goodwill related to 2023 acquisition		(12)
Foreign currency translation adjustment	3,097	(7,747)
Goodwill, Ending Balance	$ 462,509	$ 451,858